T. ROWE PRICE GLOBAL VALUE EQUITY FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AUSTRIA 0.8%			Common Stocks - China A Shares 0.9%

Common Stocks 0.8%			Gree Electric Appliances of
			Zhuhai, A Shares (CNH)	11,158	100
BAWAG Group	1,979	85

Total Austria					100
(Cost $89)		85	Total China
			(Cost $360)		364

BELGIUM 1.0%
			FINLAND 0.9%
Common Stocks 1.0%
			Common Stocks 0.9%
KBC Group	1,487	109
			Kojamo	5,043	92
Total Belgium
(Cost $100)		109	Total Finland
			(Cost $64)		92

CANADA 4.9%
			FRANCE 3.5%
Common Stocks 4.9%
			Common Stocks 3.5%
Franco-Nevada	1,157	132
Kirkland Lake Gold	1,641	67	Atos	844	70
Lundin Mining	12,854	67	Electricite de France	6,245	77
Magna International (USD)	1,655	84	TOTAL	3,154	154
TC Energy	3,168	174	Ubisoft Entertainment (2)	935	71
			Total France
Total Canada			(Cost $348)		372
(Cost $436)		524

CHINA 3.4%			GERMANY 1.8%

Common Stocks 2.5%			Common Stocks 1.8%

Hope Education Group			Bayer	1,591	128
(HKD) (1)	200,000	40	Daimler	1,500	69
PICC Property & Casualty, H			Total Germany
Shares (HKD)	60,000	64	(Cost $232)		197
Ping An Insurance Group, H
Shares (HKD)	8,500	96	HONG KONG 0.7%
Trip. com Group, ADR (USD) (2)	1,989	64

		264	Common Stocks 0.7%
			Galaxy Entertainment Group	11,000	72

			Total Hong Kong
			(Cost $69)		72

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
INDIA 0.9%			NORWAY 1.0%
Common Stocks 0.9%			Common Stocks 1.0%
ICICI Bank, ADR (USD)	6,589	96	Mowi	4,305	103
Total India			Total Norway
(Cost $59)		96	(Cost $100)		103

ITALY 0.5%			RUSSIA 0.7%
Common Stocks 0.5%			Common Stocks 0.7%
Prysmian	2,345	52	Sberbank of Russia PJSC, ADR
Total Italy			(USD)	4,501	72
(Cost $55)		52	Total Russia
			(Cost $59)		72
JAPAN 8.8%
			SOUTH KOREA 0.8%
Common Stocks 8.8%
Fujitsu	1,000	106	Common Stocks 0.8%
Kirin Holdings	4,200	92	SK Hynix	1,172	89
Kyudenko	2,300	66	Total South Korea
Mitsubishi Electric	6,000	83	(Cost $73)		89
Nippon Telegraph & Telephone	6,700	171	SPAIN 0.9%
ORIX	3,800	64
SCREEN Holdings	1,000	52	Common Stocks 0.9%
SUMCO	3,500	54	Cia De Distribucion Integral
Takeda Pharmaceutical	2,800	108	Logista Holdings	4,554	102
Toshiba	2,600	83	Total Spain
Ulvac	1,700	61	(Cost $96)		102
Total Japan
(Cost $859)		940	SWITZERLAND 3.6%

NETHERLANDS 2.1%			Common Stocks 3.6%
			Roche Holding	720	241
Common Stocks 2.1%			Zurich Insurance Group	356	148
ASML Holding	346	97	Total Switzerland
NXP Semiconductors (USD)	983	125	(Cost $289)		389
Total Netherlands
(Cost $157)		222	UNITED KINGDOM 4.5%
			Common Stocks 4.5%
			ASOS (2)	1,120	45
			AstraZeneca	1,542	151

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Meggitt	10,850	97	Prologis, REIT	1,437	133
Rio Tinto	1,987	106	QUALCOMM	1,738	148
WPP	6,476	80	Seaboard	18	69
Total United Kingdom			Sempra Energy	1,472	236
(Cost $410)		479	T-Mobile US (2)	1,377	109
			Thermo Fisher Scientific	381	119
UNITED STATES 56.7%			Tyson Foods, Class A	2,223	184
Common Stocks 56.4%			Union Pacific	624	112
			United Parcel Service, Class B	1,010	105
Aaron's	1,074	64	Verizon Communications	3,381	201
AbbVie	2,151	174	Wells Fargo	3,920	184
Ameren	45	4	Westlake Chemical	985	60
American International Group	3,594	181	Zimmer Biomet Holdings	685	101
Apple	373	115
Assurant	555	72			6,032
Bank of America	5,906	194	Preferred Stocks 0.3%
Boeing	357	114	Federal National Mortgage
Chubb	873	133	Association, 7.625% (3)	3,226	33
ConocoPhillips	2,016	120			33
Cubic	843	55	Total United States
DuPont de Nemours	1,296	66	(Cost $4,717)		6,065
E*TRADE Financial	1,812	77
Edison International	2,263	173	SHORT-TERM INVESTMENTS 1.2%
Entergy	1,477	194	MONEY MARKET FUNDS 1.2%
Equity Residential, REIT	1,811	150	T. Rowe Price Government Reserve
Fidelity National Financial	1,919	94	Fund, 1.57% (4)(5)	129,556	130
Fifth Third Bancorp	3,887	111	Total Short-Term Investments
General Electric (1)	19,797	247	(Cost $130)		130
Johnson & Johnson	1,266	189
JPMorgan Chase	2,410	319
Kimberly-Clark	1,072	154
L3Harris Technologies	553	122
Lam Research	422	126
Microsoft	1,011	172
Morgan Stanley	2,218	116
NextEra Energy	1,177	316
PACCAR	1,412	105
Pfizer	4,132	154
Pioneer Natural Resources	719	97
PRA Group (1)(2)	1,775	63

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value		$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 0.2%			Total Investments in a Pooled Account
Investments in a Pooled Account through Securities Lending			through Securities Lending Program with
Program with JPMorgan Chase Bank 0.2%			JPMorgan Chase Bank	24
SHORT-TERM FUNDS 0.2%			Total Securities Lending Collateral
			(Cost $24)	24
T. Rowe Price Short-Term Fund,
1.75% (4)(5)	2,369	24
			Total Investments in Securities 98.9%

			(Cost $8,726)	$10,578
			Other Assets Less Liabilities 1.1%	122
			Net Assets 100%	$10,700

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	All or a portion of this security is on loan at January 31, 2020.
(2)	Non-income producing
(3)	Perpetual security with no stated maturity date.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government Reserve Fund		$—		$—		$—
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	10/31/19	Cost		Cost		1/31/20
T. Rowe Price Government Reserve Fund	$106		¤	¤		$130
T. Rowe Price Short-Term Fund	293		¤	¤		24
$154^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $154.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Value Equity Fund (the fund), formerly the Institutional Global Value Equity Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,473	$ 3,918	$ —	$ 10,291
Preferred Stocks	33	—	—	33
Short-Term Investments	130	—	—	130
Securities Lending Collateral	24	—	—	24
Total	$6,660	$ 3,918	$ —	$ 10,578